THE PRUDENTIAL
SERIES FUND, INC.
--------------------------------------------------------------------------------

CONSERVATIVE BALANCED PORTFOLIO

DIVERSIFIED BOND PORTFOLIO

EQUITY PORTFOLIO

FLEXIBLE MANAGED PORTFOLIO                [PRUDENTIAL LOGO]

GLOBAL PORTFOLIO

GOVERNMENT INCOME PORTFOLIO

STOCK INDEX PORTFOLIO



PROSPECTUS: MAY 1, 1999



As with all mutual funds, filing this prospectus with the SEC does not mean that the SEC has judged this Fund a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                                   [GRAPHIC]

[PRUDENTIAL INVESTMENTS LOGO]



THE PRUDENTIAL SERIES FUND, INC.                                             1

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
CONSERVATIVE BALANCED PORTFOLIO.................  3
Investment Objective and Principal Strategies...  3
Principal Risks.................................  3
Evaluating Performance..........................  4
DIVERSIFIED BOND PORTFOLIO......................  5
Investment Objective and Principal Strategies...  5
Principal Risks.................................  5
Evaluating Performance..........................  5
EQUITY PORTFOLIO................................  6
Investment Objective and Principal Strategies...  6
Principal Risks.................................  6
Evaluating Performance..........................  7
FLEXIBLE MANAGED PORTFOLIO......................  8
Investment Objective and Principal Strategies...  8
Principal Risks.................................  8
Evaluating Performance..........................  8
GLOBAL PORTFOLIO................................  9
Investment Objective and Principal Strategies...  9
Principal Risks.................................  9
Evaluating Performance.......................... 10
GOVERNMENT INCOME PORTFOLIO..................... 11
Investment Objective and Principal Strategies... 11
Principal Risks................................. 11
Evaluating Performance.......................... 11
STOCK INDEX PORTFOLIO........................... 12
Investment Objective and Principal Strategies... 12
Principal Risks................................. 12
Evaluating Performance.......................... 12

HOW THE PORTFOLIOS INVEST
Conservative Balanced Portfolio................. 14
Diversified Bond Portfolio...................... 17
Equity Portfolio................................ 19
Flexible Managed Portfolio...................... 21
Global Portfolio................................ 23
Government Income Portfolio..................... 25
Stock Index Portfolio........................... 27

HOW THE PORTFOLIOS ARE MANAGED
Investment Adviser.............................. 33
Investment Sub-Advisers......................... 33
Portfolio Managers.............................. 33

HOW TO BUY AND SELL SHARES OF THE FUND
How to Buy and Sell Shares...................... 35
Net Asset Value................................. 35
Distributor..................................... 36

OTHER INFORMATION
Federal Income Taxes............................ 37
Year 2000....................................... 37
Monitoring for Possible Conflicts............... 37

FINANCIAL HIGHLIGHTS............................ 38
FOR MORE INFORMATION...................(Back Cover)

--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                             2

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

THIS PROSPECTUS IS FOR USE WITH THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24 CONTRACT (THE VCA-24 CONTRACT) AND ONLY DESCRIBES THOSE PORTFOLIOS OF THE PRUDENTIAL SERIES FUND, INC. (THE FUND) THAT ARE AVAILABLE FOR INVESTMENT THROUGH THE CONTRACT. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE CURRENT PROSPECTUS FOR THE VCA-24 CONTRACT.

The Fund is a diversified, open-end investment management company - commonly known as a mutual fund. Seven of the Fund's seventeen portfolios (the Portfolios) are available under the VCA-24 Contract:

          CONSERVATIVE BALANCED PORTFOLIO       GLOBAL PORTFOLIO

          DIVERSIFIED BOND PORTFOLIO            GOVERNMENT INCOME PORTFOLIO

          EQUITY PORTFOLIO                      STOCK INDEX PORTFOLIO

          FLEXIBLE MANAGED PORTFOLIO

The following section highlights key information about each Portfolio. Additional information follows this summary and is provided in the Fund's Statement of Additional Information (SAI).

CONSERVATIVE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. Up to 30% of the Portfolio's total assets may be invested in foreign securities. In addition, we may invest a portion of the Portfolio's assets in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Since the Portfolio also invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                             3

RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

ANNUAL RETURNS* (CLASS I SHARES)
----------------------------------

1989          16.99%
1990           5.27%
1991          19.07%
1992           6.95%
1993          12.20%
1994          -0.97%
1995          17.27%
1996          12.63%
1997          13.45%
1998          11.74%

BEST QUARTER: 7.62% (2nd quarter of 1997)
WORST QUARTER: (3.17)% (3rd quarter of 1998)


* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

----------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------------------------------------------------
                              1 YEAR   5 YEARS  10 YEARS SINCE INCEPTION (5/13/83)
----------------------------------------------------------------------------------
Class I shares                11.74%    10.65%    11.31%          10.86%
----------------------------------------------------------------------------------
S&P 500**                     28.60%    24.05%    19.19%          17.29%
----------------------------------------------------------------------------------
Lipper Average***             14.79%    13.73%    12.21%           8.94%
----------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500 ) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER/VARIABLE INSURANCE PRODUCTS (VIP) BALANCED AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                             4

-------------------------------------------------------------------------------

DIVERSIFIED BOND PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in higher-grade debt obligations and high-quality money market investments. We may also purchase U.S. dollar denominated securities that are issued outside the U.S. by foreign or U.S. issuers. In addition, we may invest a portion of the Portfolio's assets in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests primarily in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

The Portfolio's investment in U.S. dollar denominated foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments may adversely affect the value of foreign securities. The Portfolio's foreign securities may also be affected by changes in currency rates, though to a lesser extent than if the Portfolio invested in securities denominated in a foreign currency.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.
--------------------------------------------------------------------------------


THE PRUDENTIAL SERIES FUND, INC.                                             5

RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------

ANNUAL RETURNS* (CLASS I SHARES)
----------------------------------

1989          13.49%
1990           8.32%
1991          16.44%
1992           7.19%
1993          10.13%
1994          -3.23%
1995          20.73%
1996           4.40%
1997           8.57%
1998           7.15%

BEST QUARTER: 7.94% (2nd quarter of 1989)
WORST QUARTER: (2.83)% (1st quarter of 1994)


* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------------------------------------------------
                              1 YEAR   5 YEARS  10 YEARS SINCE INCEPTION (5/13/83)
----------------------------------------------------------------------------------
Class I shares                 7.15%     7.25%     9.14%           9.25%
----------------------------------------------------------------------------------
Lehman Aggregate Index**       8.69%     7.27%     9.26%           9.99%
----------------------------------------------------------------------------------
Lipper Average***              7.44%     7.13%     8.97%           8.94%
----------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE LEHMAN AGGREGATE INDEX (LAI) IS COMPRISED OF MORE THAN 5,000 GOVERNMENT AND CORPORATE BONDS. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) CORPORATE DEBT AVERAGE IS
    CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.


EQUITY PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the

-------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                             6

--------------------------------------------------------------------------------

overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of small-sized companies vary more than the prices of large company stocks and may present above average risks.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

ANNUAL RETURNS* (CLASS I SHARES)
----------------------------------

1989          29.73%
1990          -5.21%
1991          26.01%
1992          14.17%
1993          21.87%
1994           2.78%
1995          31.29%
1996          18.52%
1997          24.66%
1998           9.34%

BEST QUARTER: 19.13% (1st quarter of 1991)
WORST QUARTER: (15.59)% (3rd quarter of 1990)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------------------------------------------------
                              1 YEAR   5 YEARS  10 YEARS SINCE INCEPTION (5/13/83)
----------------------------------------------------------------------------------
Class I shares                 9.34%    16.88%    16.74%          15.14%
----------------------------------------------------------------------------------
S&P 500**                     28.60%    24.05%    19.19%          17.29%
----------------------------------------------------------------------------------
Lipper Average***             24.94%    20.25%    17.83%          16.01%
----------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH FUND AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.
-------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                              7

RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------

FLEXIBLE MANAGED PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification and is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. The Portfolio may also invest in foreign securities. A portion of the debt portion of the Portfolio may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

A substantial portion of the Portfolio's assets may also be invested in equity securities. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes and the mood of the investing public. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the value of all stocks are likely to drop.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.
--------------------------------------------------------------------------------


THE PRUDENTIAL SERIES FUND, INC.                                              8

--------------------------------------------------------------------------------

ANNUAL RETURNS* (CLASS I SHARES)
----------------------------------

1989          21.77%
1990           1.91%
1991          25.43%
1992           7.61%
1993          15.58%
1994          -3.16%
1995          24.13%
1996          13.64%
1997          17.96%
1998          10.24%

BEST QUARTER: 10.89% (2nd quarter of 1997)
WORST QUARTER: (8.50)% (3rd quarter of 1998)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------------------------------------------------
                              1 YEAR   5 YEARS  10 YEARS SINCE INCEPTION (5/13/83)
----------------------------------------------------------------------------------
Class I shares                10.24%    12.19%    13.15%          12.06%
----------------------------------------------------------------------------------
S&P 500**                     28.60%    24.05%    19.19%          17.29%
----------------------------------------------------------------------------------
Lipper Average***             13.50%    13.64%    14.00%          12.84%
----------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) FLEXIBLE AVERAGE IS CALCULATED
    BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

GLOBAL PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may
--------------------------------------------------------------------------------


THE PRUDENTIAL SERIES FUND, INC.                                              9

RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------

not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Depending on market conditions, the Portfolio may be invested primarily in foreign securities, which involve additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

ANNUAL RETURNS* (CLASS I SHARES)
----------------------------------

1989          18.82%
1990         -12.91%
1991          11.39%
1992          -3.42%
1993          43.14%
1994          -4.89%
1995          15.88%
1996          19.97%
1997           6.98%
1998          25.08%

BEST QUARTER: 22.17% (4th quarter of 1998)
WORST QUARTER: (14.21)% (3rd quarter of 1998)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------------------------------------------------
                              1 YEAR   5 YEARS  10 YEARS SINCE INCEPTION (9/19/88)
----------------------------------------------------------------------------------
Class I shares                25.08%    12.04%    10.90%          11.47%
----------------------------------------------------------------------------------
Morgan Stanley World Index**  24.80%    16.19%    11.21%          12.10%
----------------------------------------------------------------------------------
Lipper Average***             16.19%    12.31%    11.04%          11.10%
----------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE MORGAN STANLEY WORLD INDEX (MSWI) IS A WEIGHTED INDEX COMPRISED OF APPROXIMATELY 1,500 COMPANIES LISTED ON THE STOCK EXCHANGES OF THE U.S.A., EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GLOBAL AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88). SOURCE: LIPPER, INC.
--------------------------------------------------------------------------------


THE PRUDENTIAL SERIES FUND, INC.                                             10

--------------------------------------------------------------------------------

GOVERNMENT INCOME PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A HIGH LEVEL OF INCOME OVER THE LONG TERM CONSISTENT WITH THE PRESERVATION OF CAPITAL. To achieve our objective, we invest primarily in U.S. government securities, including intermediate and long term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. government. The Portfolio may also invest in mortgage-related securities, collateralized mortgage obligations and corporate debt securities. While we make every effort to achieve our objective, we can't guarantee success.

AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PRINCIPAL RISKS

The Portfolio invests primarily in U.S. government securities which are considered among the most creditworthy of debt securities. Nevertheless, all investments involve risk. All debt securities have the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 9 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

ANNUAL RETURNS* (CLASS I SHARES)
----------------------------------

1990           6.34%
1991          16.11%
1992           5.85%
1993          12.56%
1994          -5.16%
1995          19.48%
1996           2.22%
1997           9.67%
1998           9.09%

BEST QUARTER: 6.95% (3rd quarter of 1991)
WORST QUARTER: (3.93)% (1st quarter of 1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES
  WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                             11

RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------------------------------------------------
                                        1 YEAR   5 YEARS SINCE INCEPTION (5/1/89)
----------------------------------------------------------------------------------
Class I shares                           9.09%     6.74%           8.87%
----------------------------------------------------------------------------------
Lehman Govt. Index**                     9.85%     7.18%           9.14%
----------------------------------------------------------------------------------
Lipper Average***                        8.14%     6.36%           8.66%
----------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE LEHMAN GOVERNMENT INDEX IS A WEIGHTED INDEX COMPRISED OF SECURITIES ISSUED OR BACKED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES WITH A REMAINING MATURITY OF ONE TO 30 YEARS. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/89). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GENERAL U.S. GOVERNMENT
    AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/89). SOURCE: LIPPER, INC.

STOCK INDEX PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve our objective, we attempt to duplicate the price and yield of the Standard & Poor's 500 Stock Index (S&P 500 Index). The S&P 500 Index represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole.

The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500 Index. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                             12

--------------------------------------------------------------------------------

ANNUAL RETURNS* (CLASS I SHARES)
----------------------------------

1989          30.93%
1990          -3.63%
1991          29.72%
1992           7.13%
1993           9.66%
1994           1.01%
1995          37.06%
1996          22.57%
1997          32.83%
1998          28.42%

BEST QUARTER: 21.44% (4th quarter of 1998)
WORST QUARTER: (13.72%) (3rd quarter of 1990)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
-----------------------------------------------------------------------------------
                              1 YEAR   5 YEARS  10 YEARS SINCE INCEPTION (10/19/87)
-----------------------------------------------------------------------------------
Class I shares                28.42%    23.70%    18.74%          18.82%
----------------------------------------------------------------------------------
S&P 500**                     28.60%    24.05%    19.19%          18.50%
----------------------------------------------------------------------------------
Lipper Average***             28.25%    23.58%    18.62%          18.04%
----------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (10/31/87). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) S&P 500 INDEX AVERAGE IS
    CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (10/31/87). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                             13

HOW THE PORTFOLIOS INVEST
--------------------------------------------------------------------------------

WHILE THE PORTFOLIOS HAVE SOME COMMON ATTRIBUTES, EACH ONE HAS ITS OWN PORTFOLIO MANAGERS, INVESTMENT OBJECTIVE AND POLICIES, PERFORMANCE INFORMATION, AND RISKS.

Therefore, some sections of this prospectus deal with each Portfolio separately, while other sections address two or more Portfolios at the same time. In sections that concern one particular Portfolio as identified in the section heading, "the Portfolio" refers to that particular Portfolio.

CONSERVATIVE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO.

--------------------------------------------------------------------------------
BALANCED PORTFOLIO

We invest in all three types of securities - equity, debt and money market - in order to achieve diversification in a single portfolio. We seek to maintain a conservative blend of investments that will have strong performance in a down market and solid, but not necessarily outstanding, performance in up markets. This Portfolio may be appropriate for an investor looking for diversification with less risk than that of the Flexible Managed Portfolio, while recognizing that this reduces the chances of greater appreciation.

------------------------------------------------------------------------------
To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success.

We will vary how much of the Portfolio's assets are invested in a particular type of security depending how we think the different markets will perform. Under normal conditions, we intend to keep at least 25% of the Portfolio's total assets invested in debt securities.

In general, we will invest within the ranges shown below:

------------------------------------------------------------------------------
ASSET TYPE                         MINIMUM         NORMAL          MAXIMUM
------------------------------------------------------------------------------
Stocks                               15%             35%             75%
------------------------------------------------------------------------------
Debt obligations and money
   market securities                 25%             65%             85%
------------------------------------------------------------------------------

DEBT SECURITIES in general are basically written promises to repay a debt. There are numerous types of debt securities which vary as to the terms of repayment and the commitment of other parties to honor the obligations of the issuer. Most of the securities in the debt portion of this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories.

The Portfolio may also invest in lower-rated securities, which are riskier and are considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY and DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers, but are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are

--------------------------------------------------------------------------------


THE PRUDENTIAL SERIES FUND, INC.                                              14

--------------------------------------------------------------------------------

certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

The stock portion of the Portfolio will be invested mainly in EQUITY and EQUITY-RELATED securities of major, established corporations which we believe are in sound financial condition and offer better total returns than broad based market indexes.

The money market portion of the Portfolio will be invested in high-quality money market instruments. We manage this portion of the Portfolio to comply with specific rules designed for money market mutual funds. We will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. (Weighted average maturity is calculated by adding the maturities of all the bonds in a portfolio and dividing by the number of bonds on a weighted basis.)

In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and not benefit from any set-off between the lender and the borrower.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                             15

HOW THE PORTFOLIOS INVEST CONTINUED
--------------------------------------------------------------------------------
We may also use INTEREST RATE SWAPS in the management of the fixed-income portion of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              16

-------------------------------------------------------------------------------

DIVERSIFIED BOND PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

Our investment objective is a HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high quality money market investments. While we make every effort to achieve our objective, we can't guarantee success.

--------------------------------------------------------------------------------
OUR STRATEGY

In general, the value of debt obligations moves in the opposite direction as interest rates - if a bond is purchased and then interest rates go up, newer bonds will be worth more because they will have a higher rate of interest. We will adjust the mix of the Portfolio's short-term, intermediate and long term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when rates go up.
------------------------------------------------------------------------------

Debt obligations, in general, are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which we can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Usually at least 80% of the Portfolio's total assets will be invested in debt securities that are investment grade. The Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. We may also invest in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may invest without limit in DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT AND GOVERNMENT-RELATED ENTITIES. An example of a debt security that is backed by the full faith and credit of the U.S. government is an obligation of the Government National Mortgage Association (Ginnie Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (Fannie Mae) and the Student Loan Marketing Association (Sallie Mae) which are not backed by the full faith and credit of the U.S. government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

We may also invest up to 20% of Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers provided the securities are denominated in U.S. dollars.

The Portfolio may also invest in CONVERTIBLE DEBT SECURITIES and CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCKS of any rating. The Portfolio will not acquire any common stock except by converting a convertible debt security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.

--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                              17

HOW THE PORTFOLIOS INVEST CONTINUED
--------------------------------------------------------------------------------

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Under normal conditions, the Portfolio may invest a portion of its assets in high-quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on those contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              18

--------------------------------------------------------------------------------

The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


EQUITY PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is CAPITAL APPRECIATION. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------------------------------------------------
VALUE APPROACH

We use a value approach to investing which means we look for companies whose stock is selling below the price that we believe reflects its true worth based on earnings, book value and other financial measures.

To achieve our value investment strategy, we usually buy securities that are out of favor and that many other investors are selling. We attempt to invest in companies and industries before other investors recognize their true value.
--------------------------------------------------------------------------------

To achieve our investment objective, we invest primarily in common stocks of major established corporations as well as smaller companies.

A portion of the Portfolio's assets may be invested in short, intermediate or long term DEBT OBLIGATIONS, including convertible and nonconvertible PREFERRED STOCK and OTHER EQUITY-RELATED SECURITIES. Up to 5% of these holdings may be rated below investment grade. These securities are considered speculative and are sometimes referred to as "junk bonds."

Up to 30% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

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THE PRUDENTIAL SERIES FUND, INC.                                              19

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HOW THE PORTFOLIOS INVEST CONTINUED
--------------------------------------------------------------------------------

Under normal circumstances, the Portfolio may invest a portion of its assets in MONEY MARKET INSTRUMENTS. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              20

--------------------------------------------------------------------------------

FLEXIBLE MANAGED PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek a HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO.

------------------------------------------------------------------------------
BALANCED PORTFOLIO

We invest in all three types of securities - equity, debt and money market - in order to achieve diversification in a single portfolio. We seek to maintain a more aggressive mix of investments than the Conservative Balanced Portfolio. This Portfolio may be appropriate for an investor looking for diversification who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.
------------------------------------------------------------------------------

To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success.

Generally, we will invest within the ranges shown below:

------------------------------------------------------------------------------
ASSET TYPE                         MINIMUM         NORMAL          MAXIMUM
------------------------------------------------------------------------------

Stocks                               25%             60%            100%
------------------------------------------------------------------------------
Fixed income securities              0%              40%             75%
------------------------------------------------------------------------------
Money market securities              0%              0%              75%
------------------------------------------------------------------------------

The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. We will invest in companies and industries that, in our judgment, will provide either attractive long-term returns, or are desirable to hold in the Portfolio to manage risk.

Most of the securities in the fixed income portion of this Portfolio will be investment grade, however, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier than higher rated bonds and are considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The fixed income portion of the Portfolio may also include LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY and DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

--------------------------------------------------------------------------------


THE PRUDENTIAL SERIES FUND, INC.                                             21

HOW THE PORTFOLIOS INVEST CONTINUED

--------------------------------------------------------------------------------

The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the fixed income portion of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                              22

--------------------------------------------------------------------------------

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

GLOBAL PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is LONG TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity and equity-related securities of foreign and U.S. companies. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------------------------------------------------
GLOBAL INVESTING

This Portfolio is intended to provide investors with the opportunity to invest in companies located throughout the world. Although we are not required to invest in a minimum number of countries, we intend generally to invest in at least three countries, including the U.S. However, in response to market conditions, we can invest up to 35% of the Portfolio's total assets in any one country other than the U.S.

--------------------------------------------------------------------------------

When selecting stocks, we use a growth approach which means we look for companies that have above-average growth prospects. In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we chose have superior management, a unique market niche or a strong new product.

The Portfolio may invest up to 100% of its assets in MONEY MARKET INSTRUMENTS in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                              23

HOW THE PORTFOLIOS INVEST CONTINUED

--------------------------------------------------------------------------------

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell FUTURES CONTRACTS on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                              24

--------------------------------------------------------------------------------

GOVERNMENT INCOME PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is A HIGH LEVEL OF INCOME OVER THE LONGER TERM CONSISTENT WITH THE PRESERVATION OF CAPITAL. In pursuing our objective, we invest primarily in intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established, sponsored or guaranteed by the U.S. government. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES

U.S. government securities are considered among the most creditworthy of debt securities. Because they are generally considered less risky, their yields tend to be lower than the yields from corporate debt. Like all debt securities, the values of U.S. government securities will change as interest rates change.

--------------------------------------------------------------------------------

Normally, we will invest at least 65% of the Portfolio's total assets in U.S. GOVERNMENT SECURITIES, which include TREASURY SECURITIES, OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES and
MORTGAGE-RELATED SECURITIES issued by U.S. government instrumentalities or non-governmental corporations.

MORTGAGE-RELATED SECURITIES are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include COLLATERALIZED MORTGAGE OBLIGATIONS, MULTI-CLASS PASS THROUGH SECURITIES AND STRIPPED MORTGAGE-BACKED SECURITIES. A collateralized mortgage backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

The Portfolio may invest up to 35% of its total assets in MONEY MARKET INSTRUMENTS, FOREIGN GOVERNMENT SECURITIES (including those issued by supranational organizations) denominated in U.S. dollars, ASSET-BACKED SECURITIES rated in one of the top two ratings categories by Moody's or S&P (or if unrated, of comparable quality in our judgment) and SECURITIES OF ISSUERS (INCLUDING FOREIGN GOVERNMENTS) OTHER THAN THE U.S. GOVERNMENT AND RELATED ENTITIES, where the principal and interest are substantially guaranteed by U.S. government agencies whose guarantee is backed by the full faith and credit of the U.S. and where an assurance of payment on the unguaranteed portion is provided for in a comparable way.

The Portfolio may invest up to 100% of its assets in MONEY MARKET INSTRUMENTS in response to adverse market conditions or when restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                              25

HOW THE PORTFOLIOS INVEST CONTINUED

--------------------------------------------------------------------------------

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at an agreed price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."


--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                              26

--------------------------------------------------------------------------------

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

STOCK INDEX PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to achieve INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Index. While we make every effort to achieve this objective, we can't guarantee success.

--------------------------------------------------------------------------------
S&P 500 INDEX

We attempt to duplicate the performance of the Standard & Poor's 500 Stock Index, a market-weighted index which represents more than 70% of the market value of all publicly-traded common stocks.

--------------------------------------------------------------------------------

Under normal conditions, we attempt to invest in all 500 stocks represented in the S&P 500 Index in proportion to their weighting in the Index. We will attempt to remain as fully invested in the S&P 500 stocks as possible in light of cash flow into and out of the Portfolio.

To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality MONEY MARKET INSTRUMENTS. To the extent we do so, the Portfolio's performance will differ from that of the Index. We attempt to minimize differences in the performance of the Portfolio and the Index by using stock index FUTURES CONTRACTS, OPTIONS on stock indexes and options on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

ALTERNATIVE STRATEGIES

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may purchase and sell OPTIONS on stock indexes and purchase and sell stock index futures contracts and options on those FUTURES CONTRACTS.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.


--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                              27

HOW THE PORTFOLIOS INVEST CONTINUED

--------------------------------------------------------------------------------

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

A STOCK'S INCLUSION IN THE S&P 500 INDEX IN NO WAY IMPLIES S&P'S OPINION AS TO THE STOCK'S ATTRACTIVENESS AS AN INVESTMENT. THE PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE PORTFOLIO. "STANDARD & POOR'S," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF MCGRAW HILL.


-------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND, INC.                                              28

-------------------------------------------------------------------------------

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Portfolios is no exception. This chart outlines the key risks and potential rewards of the principal investments and certain other investments each Portfolio may make. See also, "Investment Objectives and Policies of the Portfolios" in the SAI.



INVESTMENT TYPE             PORTFOLIO & % OF ASSETS     RISKS                                  POTENTIAL REWARDS
----------------------------------------------------------------------------------------------------------------------------------
HIGH-QUALITY MONEY MARKET   ALL PORTFOLIOS             -  Credit risk - the risk that the      - Regular interest income
OBLIGATIONS OF ALL TYPES    (% VARIES)                    borrower can't pay back the money
                                                          borrowed                             - Generally more secure than stocks
                                                                                                 since companies must pay their
                                                       -  Market risk - the risk that the        debts before they pay dividends
                                                          obligations may lose value because
                                                          interest rates change or there is
                                                          a lack of confidence in the borrower

------------------------------------------------------------------------------------------------------------------------------------
EQUITY AND EQUITY-RELATED   EQUITY SECURITIES:         -  Individual stocks could lose         - Historically, stocks have out
SECURITIES                  ALL PORTFOLIOS EXCEPT         value                                  performed other investments
                            GOVERNMENT INCOME                                                    over the long term
                            (% VARIES)                 -  The equity markets could go
                                                          down, resulting in a decline         - Generally, economic growth
                            EQUITY-RELATED                in value of a Portfolio's              means higher corporate profits,
                            SECURITIES:                   investments                            which leads to an increase in
                            CONSERVATIVE BALANCED,                                               stock prices, known as capital
                            DIVERSIFIED BOND, EQUITY,  -  Companies that pay dividends           appreciation
                            FLEXIBLE MANAGED, GLOBAL      may not do so if they don't
                            (% VARIES)                    have profits or adequate             - May be a source of dividend
                                                          cash flow                              income

                                                       -  Changes in economic or political     - Highly successful small-cap
                                                          conditions, both U.S. and              companies can outperform larger
                                                          international, may result in a         ones
                                                          decline in the value of a
                                                          Portfolio's investments

                                                       -  Small-cap companies are more
                                                          likely to reinvest earnings
                                                          and not pay dividends

                                                       -  Changes in interest rates may
                                                          affect the securities of
                                                          small- and medium-sized companies
                                                          more than the securities of larger
                                                          companies
----------------------------------------------------------------------------------------------------------------------------------

                                          THIS CHART CONTINUES ON THE NEXT PAGE


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THE PRUDENTIAL SERIES FUND, INC.                                              29

HOW THE PORTFOLIOS INVEST CONTINUED

-------------------------------------------------------------------------------


INVESTMENT TYPE      PORTFOLIO AND % OF ASSETS  RISKS                                    POTENTIAL REWARDS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE     ALL PORTFOLIOS EXCEPT     - A Portfolio's holdings, share          - Bonds have generally outperformed
DEBT SECURITIES      STOCK INDEX                 price, yield, and total return           money market instruments over the long
                     (% VARIES)                  may fluctuate in response to             term with less risk than stocks
                                                 bond market movements
                                                                                        - Most bonds will rise in value
                                               - Credit risk - the default of an          when interest rates fall
                                                 issuer would leave a Portfolio
                                                 with unpaid interest or principal.     - Regular interest income
                                                 The lower a bond's quality, the
                                                 higher its potential volatility        - Investment grade bonds have a lower
                                                                                          risk of default
                                               - Market risk - the risk that the
                                                 market value of an investment may      - Generally more secure than stocks
                                                 move up or down, sometimes rapidly       since companies must pay their debts
                                                 or unpredictably. Market risk may        before they pay dividends
                                                 affect an industry, sector, or the
                                                 market as a whole

                                               - Interest rate risk - the value of
                                                 most bonds will fall when interest
                                                 rates rise; the longer a bond's
                                                 maturity and the lower its credit
                                                 quality, the more its value typically
                                                 falls. It can lead to price volatility

---------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD DEBT      CONSERVATIVE BALANCED,    - Higher market risk                     - May offer higher interest income
SECURITIES           DIVERSIFIED BOND,                                                    than higher quality debt securities
(JUNK BONDS)         FLEXIBLE MANAGED          - Higher credit risk
                     (% VARIES)
                                               - May be more illiquid (harder
                                                 to value and sell), in which
                                                 case valuation would depend
                                                 more on the investment adviser's
                                                 judgment than is generally the
                                                 case with higher rated securities

---------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES   CONSERVATIVE BALANCED,    - Foreign markets, economies             - Investors can participate in
                     DIVERSIFIED BOND, EQUITY,   and political systems may                the growth of foreign markets
                     FLEXIBLE MANAGED, GLOBAL,   not be as stable as                      and companies operating in
                     GOVERNMENT INCOME           in the U.S.                              those markets
                     (% VARIES)
                                               - Currency risk - changing values        - Changing value of foreign
                     OPTIONS ON FOREIGN          of foreign currencies                    currencies
                     CURRENCIES:
                     CONSERVATIVE BALANCED,    - May be less liquid than U.S.           - Opportunities for
                     EQUITY, FLEXIBLE MANAGED,   stocks and bonds                         diversification
                     GLOBAL
                     (% VARIES)                - Differences in foreign laws,
                                                 accounting standards, public
                     FUTURES ON FOREIGN          information, custody and
                     CURRENCIES:                 settlement practices
                     CONSERVATIVE BALANCED,
                     EQUITY, FLEXIBLE MANAGED, - Year 2000 conversion may be
                     GLOBAL                      more of a problem for some
                     (% VARIES)                  foreign issuers

---------------------------------------------------------------------------------------------------------------------------------

                                          THIS CHART CONTINUES ON THE NEXT PAGE

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THE PRUDENTIAL SERIES FUND, INC.                                              30


INVESTMENT TYPE       PORTFOLIO AND % OF ASSETS         RISKS                                    POTENTIAL REWARDS
----------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES           OPTIONS ON EQUITY               - Derivatives, such as futures,           - A Portfolio could make money
                      SECURITIES:                       options and foreign currency              and protect against losses
                      CONSERVATIVE BALANCED,            forward contracts, may not                if the investment
                      EQUITY, FLEXIBLE MANAGED,         fully offset the underlying               analysis proves correct
                      GLOBAL, STOCK INDEX               positions and this could result
                      (% VARIES)                        in losses to a Portfolio that           - Derivatives that involve
                                                        would not have otherwise occurred         leverage could generate
                                                                                                  substantial gains at low
                      OPTIONS ON DEBT                 - Derivatives used for risk management      cost
                      SECURITIES:                       may not have the intended effects and
                      CONSERVATIVE BALANCED,            may result in losses or missed          - One way to manage a Portfolio's
                      DIVERSIFIED BOND,                 opportunities                             risk/return balance is to lock
                      FLEXIBLE MANAGED,                                                           in the value of an investment
                      GOVERNMENT INCOME               - The other party to a derivatives          ahead of time
                      (% VARIES)                        contract could default

                                                      - Derivatives that involve leverage
                      OPTIONS ON STOCK INDEXES:         could magnify losses
                      CONSERVATIVE BALANCED,
                      EQUITY, FLEXIBLE MANAGED,       - Certain types of derivatives
                      GLOBAL, STOCK INDEX               involve costs to a Portfolio
                      (% VARIES)                        that can reduce returns


                      FUTURES CONTRACTS ON
                      STOCK INDEXES:
                      CONSERVATIVE BALANCED,
                      EQUITY, FLEXIBLE MANAGED,
                      GLOBAL, STOCK INDEX
                      (% VARIES)


                      FUTURES ON DEBT
                      SECURITIES AND INTEREST
                      RATE INDEXES:
                      CONSERVATIVE BALANCED,
                      DIVERSIFIED BOND, FLEXIBLE
                      MANAGED, GLOBAL, GOVERNMENT
                      INCOME (% VARIES)


                      INTEREST RATE SWAPS:
                      CONSERVATIVE BALANCED,
                      DIVERSIFIED BOND, FLEXIBLE
                      MANAGED, GOVERNMENT INCOME
                      (% VARIES)


----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED &     GOVERNMENT INCOME               - Prepayment risk - the risk that         - Regular interest income
ASSET BACKED                                            the underlying mortgage or other
SECURITIES                                              debt may be prepaid partially or        - Pass-through instruments provide
                                                        completely, generally during              greater diversification than
                                                        periods of falling interest               direct ownership of loans
                                                        rates, which could adversely
                                                        affect yield to maturity and could      - Certain mortgage-backed
                                                        require a Portfolio to reinvest in        securities may benefit from
                                                        lower-yielding securities                 security interest in
                                                                                                  real estate collateral
                                                      - Credit risk - the risk that the
                                                        underlying mortgages or receivables
                                                        will not be paid by debtors or by
                                                        credit insurers or guarantors of
                                                        such instruments and thus may involve
                                                        greater risk

                                                      - Market risk
----------------------------------------------------------------------------------------------------------------------------------

                                          THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              31

HOW THE PORTFOLIOS INVEST CONTINUED
--------------------------------------------------------------------------------


INVESTMENT TYPE           PORTFOLIO AND % OF ASSETS          RISKS                                   POTENTIAL REWARDS
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT    CONSERVATIVE BALANCED,           - Performance depends on the            - Real estate holdings can
TRUSTS (REITS)            FLEXIBLE MANAGED                   strength of real estate                 generate good returns from
                          (% VARIES)                         markets, REIT management                rents, rising market
                                                             and property management                 values, etc.
                                                             which can be affected by
                                                             many factors, including               - Greater diversification
                                                             national and regional                   than direct ownership
                                                             economic conditions

----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES       ALL PORTFOLIOS                   - May be difficult to value             - May offer a more attractive
                          (15% OF NET ASSETS)                precisely                               yield than more widely traded
                                                                                                     securities
                                                           - May be difficult to sell
                                                             at the time or price desired

----------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS       CONSERVATIVE BALANCED,           - Credit risk                           - May offer right to receive
                          DIVERSIFIED BOND,                                                          principal, interest and
                          FLEXIBLE MANAGED                 - Market risk                             fees without as much risk
                          (% VARIES)                                                                 as lender
                                                           - A Portfolio has no rights
                                                             against the borrower in
                                                             the event the borrower
                                                             does not repay the loan

----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED   WHEN-ISSUES AND DELAYED-         - Use of such instruments               - Use instruments may magnify
DELIVERY SECURITIES,      DELIVERY SECURITIES:               and strategies may magnify              underlying investment
REVERSE REPURCHASE        CONSERVATIVE BALANCED,             underlying investment                   gains
AGREEMENTS, DOLLAR        DIVERSIFIED BOND, EQUITY,          losses
ROLLS AND SHORT SALES     FLEXIBLE MANAGED, GLOBAL,
                          GOVERNMENT INCOME                - Investment costs may exceed
                          (% VARIES)                         potential underlying investment
                                                             gains
                          REVERSE REPURCHASE AGREEMENTS:
                          CONSERVATIVE BALANCED,
                          DIVERSIFIED BOND, FLEXIBLE
                          MANAGED, GOVERNMENT INCOME
                          AND THE MONEY MARKET PORTION
                          OF ANY PORTFOLIO (% VARIES)

                          DOLLAR ROLLS:
                          CONSERVATIVE BALANCED,
                          DIVERSIFIED BOND,
                          FLEXIBLE MANAGED,
                          GOVERNMENT INCOME
                          (% VARIES)

                          SHORT SALES:
                          CONSERVATIVE BALANCED,
                          DIVERSIFIED BOND,
                          FLEXIBLE MANAGED,
                          GOVERNMENT INCOME
                          (% VARIES)

                          SHORT SALES AGAINST THE
                          BOX:
                          ALL PORTFOLIOS
                          (% VARIES)

----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              32

HOW THE PORTFOLIOS ARE MANAGED
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Prudential Insurance Company of America (Prudential) serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1998, Prudential had total assets under management of approximately $334 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.

The following chart lists the total investment advisory fees paid in 1998 as a percentage of the Portfolio's average net assets.

FEE ARRANGEMENT (1988)
-------------------------------------------------------------------------------
PORTFOLIO                       TOTAL ADVISORY FEES AS % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------------
Conservative Balanced                                                     0.55
-------------------------------------------------------------------------------
Diversified Bond                                                          0.40
-------------------------------------------------------------------------------
Equity                                                                    0.45
-------------------------------------------------------------------------------
Flexible Managed                                                          0.60
-------------------------------------------------------------------------------
Global                                                                    0.75
-------------------------------------------------------------------------------
Government Income                                                         0.40
-------------------------------------------------------------------------------
Stock Index                                                               0.35
-------------------------------------------------------------------------------

INVESTMENT SUB-ADVISERS

Prudential has appointed Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, as the sub-adviser for each of the Portfolios. Prudential pays PIC for these services out of the fee Prudential receives from the Fund. PIC's address is 751 Broad Street, Newark, New Jersey 07102-3777.

PORTFOLIO MANAGERS

Prudential's fixed-income group is organized by teams that specialize in sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Each of the portfolio managers of the fixed-income Portfolios (or the fixed income portion of a Portfolio) contributes bottom-up securities selection within those guidelines and is responsible for the day-to-day management of the Portfolio.

-------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              33

HOW THE PORTFOLIOS ARE MANAGED CONTINUED
-------------------------------------------------------------------------------

CONSERVATIVE BALANCED PORTFOLIO & FLEXIBLE MANAGED PORTFOLIO

These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Ph.D., Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions.

WARREN SPITZ, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1995 and manages a portion of each Portfolio's equity holdings.

JOSE RODRIGUEZ, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1993 and is responsible for the debt portion of the Portfolios. Mr. Rodriguez has been a portfolio manager for Prudential Investments since 1988.

JOHN MOSCHBERGER, CFA, Vice President of Prudential Investments, manages the portions of each Portfolio designed to duplicate the performance of the S&P 500 Index. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

DIVERSIFIED BOND PORTFOLIO & GOVERNMENT INCOME PORTFOLIO

These Portfolios are managed by MS. BARBARA KENWORTHY who has been the manager of each since 1995. Ms. Kenworthy is a Managing Director of Prudential Investments. Before joining Prudential in 1994, she served as president and portfolio manager for several Dreyfus fixed-income funds. Ms. Kenworthy has over 30 years of investment experience and is a member of the Treasury Borrowing Advisory Committee of the Public Securities Association.

EQUITY PORTFOLIO

THOMAS JACKSON, Managing Director of Prudential Investments, has managed this Portfolio since 1990. Mr. Jackson, a Managing Director of PIC, joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. Mr. Jackson was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. Mr. Jackson began managing at Chase Manhattan Bank. He is a member of the New York Society of Security Analysts.

GLOBAL PORTFOLIO

DANIEL DUANE, CFA, Managing Director of Prudential Investments, INGRID HOLM, CFA, Vice President of Prudential Investments and MICHELLE PICKER, CFA, Vice President of Prudential Investments, have been co-managers of this Portfolio since 1997. Mr. Duane has managed the Portfolio since 1990. Ms. Holm has assisted in the management of Prudential mutual funds since 1994 and has managed a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments groups since 1992 and has managed a portion of Prudential's general account.

STOCK INDEX PORTFOLIO

JOHN MOSCHBERGER, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. (See description under "Conservative Balanced Portfolio & Flexible Managed Portfolio," above.)

-------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              34

HOW TO BUY AND SELL SHARES OF THE FUND
-------------------------------------------------------------------------------

THE FUND OFFERS TWO CLASSES OF SHARES IN EACH PORTFOLIO: CLASS I AND CLASS II. CLASS I SHARES ARE SOLD ONLY TO SEPARATE ACCOUNTS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA (PRUDENTIAL) AS INVESTMENT OPTIONS UNDER VARIABLE LIFE INSURANCE AND VARIABLE ANNUITY CONTRACTS INCLUDING THE VCA-24 CONTRACT. (A SEPARATE ACCOUNT IS SIMPLY AN ACCOUNTING DEVICE USED TO KEEP THE ASSETS INVESTED IN CERTAIN INSURANCE CONTRACTS SEPARATE FROM THE GENERAL ASSETS AND LIABILITIES OF THE INSURANCE COMPANY.) CLASS II SHARES ARE OFFERED ONLY TO SEPARATE ACCOUNTS OF NON-PRUDENTIAL INSURANCE COMPANIES FOR THE SAME TYPES OF CONTRACTS.

HOW TO BUY AND SELL SHARES

The only way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for the VCA-24 Contract. You should refer to that prospectus for further information on investing in the Portfolios.

Class I shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

When you purchase or sell shares of a Portfolio the price you will pay or receive, as the case may be, is based on the share's value. This is known as the net asset value or NAV. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is placed. The NAV of each share class of each of the Portfolios is determined once a day - at 4:15 p.m. New York Time - on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day.

The NAV for each of the Portfolios is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not sale, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

-------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              35

HOW TO BUY AND SELL SHARES OF THE FUND CONTINUED
-------------------------------------------------------------------------------

SHORT-TERM DEBT SECURITIES with remaining maturities of 12 month or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. For the other Portfolios, debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. This valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contractowners.

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the average of the bid and asked prices as of the close of that exchange.

FUTURES CONTRACTS and OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principle business address is 751 Broad Street, Newark, New Jersey 07102-3777.

--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              36

OTHER INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

YEAR 2000

The services provided to the Fund and the shareholders by the Fund's investment adviser, sub-advisers, distributor, transfer agent and custodians depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Fund's investment adviser, sub-advisers, distributor, transfer agent and custodians have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Directors receive and have received since mid-1998 satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner or that there will be no adverse impact on the Fund. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.

Additionally, issuers of securities generally as well as those purchased by the Fund may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/or a specific issuer's performance and result in a decline in the value of the securities held by the Fund.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and may offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

-------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              37

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

THE FINANCIAL HIGHLIGHTS WILL HELP YOU EVALUATE THE FINANCIAL PERFORMANCE OF EACH PORTFOLIO.

The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the three years ended December 31, 1998, has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. The information for the two years ended December 31, 1995, was audited by other independent auditors whose report was also unqualified.

                                                                                    CONSERVATIVE BALANCED
                                                          ------------------------------------------------------------------------
                                                                                          YEAR ENDED
                                                                                         DECEMBER 31,
                                                          ------------------------------------------------------------------------
                                                            1998            1997            1996          1995(a)          1994(a)
                                                          --------        --------        --------       --------         --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year....................    $  14.97        $  15.52        $  15.31       $  14.10         $  14.91
                                                          --------        --------        --------       --------         --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................................        0.66            0.76            0.66           0.63             0.53
Net realized and unrealized gains
        (losses) on investments.......................        1.05            1.26            1.24           1.78            (0.68)
                                                          --------        --------        --------       --------         --------
                Total from investment operations......        1.71            2.02            1.90           2.41            (0.15)
                                                          --------        --------        --------       --------         --------
LESS DISTRIBUTIONS:
Dividends from net investment income..................       (0.66)          (0.76)          (0.66)         (0.64)           (0.51)
Distributions from net realized gains.................       (0.94)          (1.81)          (1.03)         (0.56)           (0.15)
                                                          --------        --------        --------       --------         --------
                Total distributions...................       (1.60)          (2.57)          (1.69)         (1.20)           (0.66)
                                                          --------        --------        --------       --------         --------
Net Asset Value, end of year..........................    $  15.08        $  14.97        $  15.52       $  15.31         $  14.10
                                                          ========        ========        ========       ========         ========
TOTAL INVESTMENT RETURN:(b)...........................       11.74%          13.45%          12.63%         17.27%           (0.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions).................    $4,796.0        $4,744.2        $4,478.8       $3,940.8         $3,501.1
Ratios to average net assets:
        Expenses......................................        0.57%           0.56%           0.59%          0.58%            0.61%
        Net investment income.........................        4.19%           4.48%           4.13%          4.19%            3.61%
Portfolio turnover rate...............................         167%            295%            295%           201%             125%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

-------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              38

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

THE FINANCIAL HIGHLIGHTS WILL HELP YOU EVALUATE THE FINANCIAL PERFORMANCE OF EACH PORTFOLIO.

The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the three years ended December 31, 1998, has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. The information for the two years ended December 31, 1995, was audited by other independent auditors whose report was also unqualified.

                                                                              DIVERSIFIED BOND
                                                       -------------------------------------------------------------
                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                       -------------------------------------------------------------
                                                         1998            1997        1996       1995(a)      1994(a)
                                                       --------         ------      ------      -------      -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.................    $  11.02         $11.07      $11.31       $10.04       $11.10
                                                       --------         ------      ------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............................        0.69           0.80        0.76         0.76         0.68
Net realized and unrealized gains
        (losses) on investments....................        0.08           0.11       (0.27)        1.29        (1.04)
                                                       --------         ------      ------      -------      -------
                Total from investment operations...        0.77           0.91        0.49         2.05        (0.36)
                                                       --------         ------      ------      -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income...............       (0.69)         (0.83)      (0.73)       (0.75)       (0.68)
Distributions from net realized gains..............       (0.04)         (0.13)         --        (0.03        (0.02)
                                                       --------         ------      ------      -------      -------
                Total distributions................       (0.73)         (0.96)      (0.73)       (0.78)       (0.70)
                                                       --------         ------      ------      -------      -------
Net Asset Value, end of year.......................    $  11.06         $11.02      $11.07       $11.31       $10.04
                                                       ========         ======      ======      =======      =======
TOTAL INVESTMENT RETURN:(b)........................        7.15%          8.57%       4.40%       20.73%       (3.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions)..............    $1,122.6         $816.7      $720.2       $655.8       $541.6
Ratios to average net assets:
        Expenses...................................        0.42%          0.43%       0.45%        0.44%        0.45%
        Net investment income......................        6.40%          7.18%       6.89%        7.00%        6.41%
Portfolio turnover rate                                     199%           224%        210%         199%          32%
FINANCIAL HIGHLIGHTS

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

-------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              39

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

THE FINANCIAL HIGHLIGHTS WILL HELP YOU EVALUATE THE FINANCIAL PERFORMANCE OF EACH PORTFOLIO.

The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the three years ended December 31, 1998, has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. The information for the two years ended December 31, 1995, was audited by other independent auditors whose report was also unqualified.

                                                                                       EQUITY
                                                         ------------------------------------------------------------------
                                                                                     YEAR ENDED
                                                                                    DECEMBER 31,
                                                         ------------------------------------------------------------------
                                                           1998           1997           1996          1995(a)      1994(a)
                                                         --------       --------       --------       --------     --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.................      $  31.07       $  26.96       $  25.64       $  20.66     $  21.49
                                                         --------       --------       --------       --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............................          0.60           0.69           0.71           0.55         0.51
Net realized and unrealized gains on
        investments................................          2.21           5.88           3.88           5.89         0.05
                                                         --------       --------       --------       --------     --------
                Total from investment operations...          2.81           6.57           4.59           6.44         0.56
                                                         --------       --------       --------       --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income...............         (0.60)         (0.70)         (0.67)         (0.52)       (0.49)
Distributions from net realized gains..............         (3.64)         (1.76)         (2.60)         (0.94)       (0.90)
                                                         --------       --------       --------       --------     --------
                Total distributions................         (4.24)         (2.46)         (3.27)         (1.46)       (1.39)
                                                         --------       --------       --------       --------     --------
Net Asset Value, end of year.......................      $  29.64       $  31.07       $  26.96       $  25.64     $  20.66
                                                         ========       ========       ========       ========     ========
TOTAL INVESTMENT RETURN:(b)........................          9.34%         24.66%         18.52%         31.29%        2.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions)..............      $6,247.0       $6,024.0       $4,814.0       $3,813.8     $2,617.8
Ratios to average net assets:
        Expenses...................................          0.47%          0.46%          0.50%          0.48%        0.55%
        Net investment income......................          1.81%          2.27%          2.54%          2.28%        2.39%
Portfolio turnover rate............................            25%            13%            20%            18%           7%

(a) Calculations are based on average month-end shares outstanding.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              40

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FINANCIAL HIGHLIGHTS WILL HELP YOU EVALUATE THE FINANCIAL PERFORMANCE OF EACH PORTFOLIO.

The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the three years ended December 31, 1998, has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. The information for the two years ended December 31, 1995, was audited by other independent auditors whose report was also unqualified.

                                                                                  FLEXIBLE MANAGED
                                                        --------------------------------------------------------------------
                                                                                     YEAR ENDED
                                                                                    DECEMBER 31,
                                                        --------------------------------------------------------------------
                                                          1998             1997           1996          1995(a)      1994(a)
                                                        --------         --------       --------       --------     --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.................     $  17.28         $  17.79       $  17.86       $  15.50      $ 16.96
                                                        --------         --------       --------       --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............................         0.58             0.59           0.57           0.56         0.47
Net realized and unrealized gains
        (losses) on investments....................         1.14             2.52           1.79           3.15        (1.02)
                                                        --------         --------       --------       --------     --------
                Total from investment operations...         1.72             3.11           2.36           3.71        (0.55)
                                                        --------         --------       --------       --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income...............        (0.59)           (0.58)         (0.58)         (0.56)       (0.45)
Distributions from net realized gains..............        (1.85)           (3.04)         (1.85)         (0.79)       (0.46)
                                                        --------         --------       --------       --------     --------
                Total distributions................        (2.44)           (3.62)         (2.43)         (1.35)       (0.91)
                                                        --------         --------       --------       --------     --------
Net Asset Value, end of year.......................     $  16.56         $  17.28       $  17.79       $  17.86      $ 15.50
                                                        ========         ========       ========       ========     ========
TOTAL INVESTMENT RETURN:(b)........................        10.24%           17.96%         13.64%         24.13%       (3.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions)..............     $5,410.0         $5,490.1       $4,896.9       $4,261.2     $3,481.5
Ratios to average net assets:
        Expenses...................................         0.61%            0.62%          0.64%          0.63%        0.66%
        Net investment income......................         3.21%            3.02%          3.07%          3.30%        2.90%
Portfolio turnover rate                                      138%             227%           233%           173%         124%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              41

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FINANCIAL HIGHLIGHTS WILL HELP YOU EVALUATE THE FINANCIAL PERFORMANCE OF EACH PORTFOLIO.

The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the three years ended December 31, 1998, has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. The information for the two years ended December 31, 1995, was audited by other independent auditors whose report was also unqualified.

                                                                                     GLOBAL
                                                          ----------------------------------------------------------
                                                                                   YEAR ENDED
                                                                                  DECEMBER 31,
                                                          ----------------------------------------------------------
                                                           1998          1997       1996        1995(a)      1994(a)
                                                          ------        ------     ------       -------      -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year..................      $17.92        $17.85     $15.53        $13.88       $14.64
                                                          ------        ------     ------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...............................        0.07          0.09       0.11          0.06         0.02
Net realized and unrealized gains
        (losses) on investments.....................        4.38          1.11       2.94          2.14        (0.74)
                                                          ------        ------     ------       -------      -------
                 Total from investment operations...        4.45          1.20       3.05          2.20        (0.72)
                                                          ------        ------     ------       -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income................       (0.16)        (0.13)     (0.11)        (0.24)       (0.02)
Dividends in excess of net investment
        income......................................       (0.12)        (0.10)        --            --           --
Distributions from net realized gains...............       (0.93)        (0.90)     (0.62)        (0.31)       (0.02)
                                                          ------        ------     ------       -------      -------
                 Total distributions................       (1.21)        (1.13)     (0.73)        (0.55)       (0.04)
                                                          ------        ------     ------       -------      -------
Net Asset Value, end of year........................      $21.16        $17.92     $17.85        $15.53       $13.88
                                                          ======        ======     ======       =======      =======
TOTAL INVESTMENT RETURN:(b).........................       25.08%         6.98%     19.97%        15.88%       (4.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions)...............      $844.5        $638.4     $580.6        $400.1       $345.7
Ratios to average net assets:
        Expenses....................................        0.86%         0.85%      0.92%         1.06%        1.23%
        Net investment income.......................        0.29%         0.47%      0.64%         0.44%        0.20%
Portfolio turnover rate.............................          73%           70%        41%           59%          37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

-------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              42

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

THE FINANCIAL HIGHLIGHTS WILL HELP YOU EVALUATE THE FINANCIAL PERFORMANCE OF EACH PORTFOLIO.

The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the three years ended December 31, 1998, has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. The information for the two years ended December 31, 1995, was audited by other independent auditors whose report was also unqualified.

                                                                              GOVERNMENT INCOME
                                                         -----------------------------------------------------------
                                                                                  YEAR ENDED
                                                                                 DECEMBER 31,
                                                         -----------------------------------------------------------
                                                          1998          1997          1996      1995(a)      1994(a)
                                                         ------        ------        ------     -------      -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.................      $11.52        $11.22        $11.72      $10.46      $11.78
                                                         ------        ------        ------     -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............................        0.67          0.75          0.75        0.74        0.70
Net realized and unrealized gains
        (losses) on investments....................        0.36          0.30         (0.51)       1.28       (1.31)
                                                         ------        ------        ------     -------      -------
                Total from investment operations...        1.03          1.05          0.24        2.02       (0.61)
                                                         ------        ------        ------     -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income...............       (0.68)        (0.75)        (0.74)      (0.76)      (0.71)
Dividends in excess of net investment
        income.....................................          --(c)         --            --          --          --
                                                         ------        ------        ------     -------      -------
                Total distributions................       (0.68)        (0.75)        (0.74)      (0.76)      (0.71)
                                                         ------        ------        ------     -------      -------
Net Asset Value, end of year.......................      $11.87        $11.52        $11.22      $11.72      $10.46
                                                         ======        ======        ======     =======      =======
TOTAL INVESTMENT RETURN:(b)........................        9.09%         9.67%         2.22%      19.48%      (5.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions)..............      $443.2        $429.6        $482.0      $501.8      $487.6
Ratios to average net assets:
        Expenses...................................        0.43%         0.44%         0.46%       0.45%       0.45%
        Net investment income......................        5.71%         6.40%         6.38%       6.55%       6.30%
Portfolio turnover rate............................         109%           88%          95%         195%         34%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

(c) Less than $.005 per share.

-------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              43

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

THE FINANCIAL HIGHLIGHTS WILL HELP YOU EVALUATE THE FINANCIAL PERFORMANCE OF EACH PORTFOLIO.

The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the three years ended December 31, 1998, has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. The information for the two years ended December 31, 1995, was audited by other independent auditors whose report was also unqualified.

                                                                                      STOCK INDEX
                                                         ---------------------------------------------------------------------
                                                                                       YEAR ENDED
                                                                                      DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                           1998             1997             1996          1995(a)     1994(a)
                                                         --------         --------         --------       --------     -------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.................      $  30.22          $ 23.74          $ 19.96       $  14.96      $15.20
                                                         --------         --------         --------       --------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income..............................          0.42             0.43             0.40           0.40        0.38
Net realized and unrealized gains
        (losses) on investments....................          8.11             7.34             4.06           5.13       (0.23)
                                                         --------         --------         --------       --------     -------
                Total from investment operations...          8.53             7.77             4.46           5.53        0.15
                                                         --------         --------         --------       --------     -------
LESS DISTRIBUTIONS:
Dividends from net investment income...............         (0.42)           (0.42)           (0.40)         (0.38)      (0.37)
Distributions from net realized gains..............         (0.59)           (0.87)           (0.28)         (0.15)      (0.02)
                                                         --------         --------         --------       --------     -------
                Total distributions................         (1.01)           (1.29)           (0.68)         (0.53)      (0.39)
                                                         --------         --------         --------       --------     -------
Net Asset Value, end of year.......................      $  37.74          $ 30.22          $ 23.74       $  19.96      $14.96
                                                         ========         ========         ========       ========     =======
TOTAL INVESTMENT RETURN:(b)........................         28.42%           32.83%           22.57%         37.06%       1.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions)..............      $3,548.1          $2,448.2         $1,581.4      $1,031.3      $664.5
Ratios to average net assets:
        Expenses...................................          0.37%            0.37%            0.40%          0.38%       0.42%
        Net investment income......................          1.25%            1.55%            1.95%          2.27%       2.50%
Portfolio turnover rate............................             3%               5%               1%            1%           2%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

-------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.                                              44

FOR MORE INFORMATION
-------------------------------------------------------------------------------

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
  (incorporated by reference into this prospectus)

ANNUAL REPORT
  (including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
To obtain these documents or to ask any questions about the Fund:

CALL TOLL-FREE
(800) 778-2255

WRITE TO:
Prudential Series Fund,
751 Broad Street,
Newark, NJ 07102-3777

--------------------------------------------------------------------------------
You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-6009
  (The SEC charges a fee to copy documents.)

IN PERSON:
Public Reference Room in Washington, DC
   (For hours of operation, call 1(800) SEC-0330.)

VIA THE INTERNET:
http://www.sec.gov

--------------------------------------------------------------------------------
SEC File No. 811-03623

--------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND, INC.